Accumulated Other Comprehensive Loss (Tables)	9 Months Ended
Sep. 30, 2017
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Loss
As at September 30, 2017 and December 31, 2016, the Company’s accumulated other comprehensive loss (or AOCI) consisted of the following components:

	September 30,	December 31,
	2017	2016
	$	$
Unrealized loss on qualifying cash flow hedging instruments	398	(41)
Pension adjustments, net of tax recoveries	(12,332)	(12,160)
Unrealized gain (loss) on marketable securities	22	(416)
Foreign exchange gain on currency translation	2,683	2,014
	(9,229)	(10,603)